Offerings	Jan. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 375,000 shares of Class A Ordinary Shares that the underwriters have the option to purchase pursuant to their over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Ordinary Shares in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 110% of the public offering price per share of the Class A Ordinary Shares sold in this offering.

In accordance with Rule 457(g) under the Securities Act, because Class A Ordinary Shares underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon the exercise of the Representative's warrants
Amount Registered | shares	143,750
Proposed Maximum Offering Price per Unit	5.50
Maximum Aggregate Offering Price	$ 790,625.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 109.19
Offering Note	We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Ordinary Shares in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 110% of the public offering price per share of the Class A Ordinary Shares sold in this offering.

In accordance with Rule 457(g) under the Securities Act, because Class A Ordinary Shares underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 per share
Amount Registered | shares	1,250,687
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 6,253,435.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 863.60
Offering Note	This Registration Statement also covers the resale under a separate resale prospectus (the “Resale Prospectus”) by selling shareholders of the Registrant of up to 1,250,687 Class A Ordinary Shares issued or to be issued to the selling shareholders named in the Resale Prospectus.